Statements of Cash Flows - ILS (₪)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	₪ 197,231	₪ (711,890)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,976	150,235
Financing expenses, net	79,492
Decrease (Increase) in trade and other account receivable	63,907	(199,159)
Increase (decrease) in Trade payables	11,901	(2,862)
Increase (decrease) in other account payables	532,437	412,176
Net cash provided by (used in) operating activities	886,944	(351,500)
Cash flows from investing activities:
Proceeds from sales of property and equipment		47,103
Investment and advances in account of investment	(205,000)
Loans granted	(595,000)
Net cash provided by (used in) investing activities	(800,000)	47,103
Cash flows from financing activities:
Short term loans from related parties and shareholders’	(347,109)
Repayment of Loans from banking institutions	(46,214)	(37,270)
Short Term Credit from banking institutions		10,071
Net cash provided by (used in) financing activities	(393,323)	(27,199)
Foreign Exchange effect on cash and cash equivalent	(9,573)
Decrease in cash and cash equivalents	(315,952)	(331,596)
Cash and cash equivalents at the beginning of the year	451,784	783,380
Cash and cash equivalents at the end of the year	₪ 135,832	₪ 451,784